Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Prepaid expenses and other current assets
Prepaid expenses and other current assets	€ 72,281	€ 49,244
Prepayments for material	4,054	5,724
Tax claims against the tax authorities	17,191	32,251
Prepayments for compensation for CMO transfer	€ 42,366	€ 0